FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of detailed information about maximum exposure to price risk (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term investment	$ 9,807,282	$ 4,849,037
Price risk [Member] | Level 3 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term investment	$ 4,451,480	$ 0